SEGMENT AND GEOGRAPHIC DATA (Net Sales And Long Lived Assets by World Area) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Aug. 31, 2013	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2013		Aug. 31, 2012		Aug. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales to Unaffiliated Customers	$ 2,202	$ 4,248	$ 5,472	$ 2,939	$ 2,098	$ 4,219	$ 4,748	$ 2,439	$ 14,861	[1]	$ 13,504	[1]	$ 11,822	[1]
Long-Lived Assets	10,133				10,016				10,133		10,016
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales to Unaffiliated Customers									8,044		7,367		6,372
Long-Lived Assets	6,881				6,950				6,881		6,950
Europe-Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales to Unaffiliated Customers									2,042		1,716		1,515
Long-Lived Assets	1,345				1,155				1,345		1,155
Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales to Unaffiliated Customers									1,547		1,588		1,276
Long-Lived Assets	696				760				696		760
Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales to Unaffiliated Customers									806		837		841
Long-Lived Assets	270				308				270		308
Argentina [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales to Unaffiliated Customers									1,121		873		773
Long-Lived Assets	347				272				347		272
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales to Unaffiliated Customers									615		541		458
Long-Lived Assets	100				98				100		98
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales to Unaffiliated Customers									466		385		362
Long-Lived Assets	118				104				118		104
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales to Unaffiliated Customers									220		197		225
Long-Lived Assets	$ 376				$ 369				$ 376		$ 369

[1]	Represents net sales from continuing operations.